REVENUE FROM COLLABORATION AND LICENSE AGREEMENT (Details) $ in Thousands	3 Months Ended
Jun. 30, 2021 USD ($)
Revenue From Collaboration And License Agreement [Abstract]
Revenue from research collaboration and license agreement	$ 450